Aristotle Short Duration Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 50.8%	Par	Value
Communications - 1.1%
Meta Platforms, Inc., 4.20%, 11/15/2030	$2,950,000	$2,956,990
NTT Finance Corp., 4.62%, 07/16/2028 (a)	3,750,000	3,800,481
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028 (a)	3,878,100	3,912,932
		10,670,403

Consumer Discretionary - 5.7%
Air Canada 2017-1 Class AA Pass Through Trust, Series 2017-1, 3.30%, 01/15/2030 (a)	1,555,880	1,489,523
Amazon.com, Inc., 3.90%, 11/20/2028	4,950,000	4,966,480
American Airlines 2015-2 Class AA Pass Through Trust, 3.60%, 09/22/2027	5,160,949	5,114,638
American Airlines 2016-3 Class A Pass Through Trust, Series 2016-3, 3.25%, 10/15/2028	4,184,069	4,018,537
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, 3.00%, 10/15/2028	5,399,468	5,225,204
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	2,278,583	2,218,181
Delta Air Lines 2015-1 Class AA Pass Through Trust, Series 2015-1, 3.63%, 07/30/2027	1,199,198	1,186,262
Ford Motor Credit Co. LLC, 2.70%, 08/10/2026	1,775,000	1,758,224
General Motors Financial Co., Inc., 5.55%, 07/15/2029	4,250,000	4,408,924
Hyatt Hotels Corp., 5.05%, 03/30/2028	1,250,000	1,273,450
Hyundai Capital America
4.85%, 03/25/2027 (a)	1,350,000	1,362,668
4.88%, 11/01/2027 (a)	5,600,000	5,678,095
Las Vegas Sands Corp., 5.90%, 06/01/2027	3,150,000	3,214,447
Starbucks Corp., 4.50%, 05/15/2028	5,700,000	5,757,822
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	4,890,439	4,886,241
United Airlines 2016-1 Class AA Pass Through Trust, Series AA, 3.10%, 07/07/2028	2,359,455	2,301,173
United Airlines 2016-1 Class B Pass Through Trust, Series 2016-1B, 3.65%, 01/07/2026	268,229	268,150
Volkswagen Group of America Finance LLC, 4.45%, 09/11/2027 (a)	3,000,000	3,010,615
		58,138,634

Consumer Staples - 0.3%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029 (a)	3,000,000	3,060,371

Energy - 2.4%
Enbridge, Inc., 4.20%, 11/20/2028	3,500,000	3,506,871
Energy Transfer LP
5.55%, 02/15/2028	3,500,000	3,594,426
6.10%, 12/01/2028	1,500,000	1,576,179
5.25%, 07/01/2029	3,500,000	3,603,720
Targa Resources Corp., 6.15%, 03/01/2029	3,550,000	3,738,374
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (a)	9,450,000	8,865,907
		24,885,477

Financials - 25.2%(b)
Air Lease Corp., 5.85%, 12/15/2027	3,000,000	3,086,056
American Express Co.
4.73% (SOFR + 1.26%), 04/25/2029	1,500,000	1,523,378
4.35% to 07/20/2028 then SOFR + 0.81%, 07/20/2029	1,200,000	1,208,937
American Homes 4 Rent LP, 4.25%, 02/15/2028	2,808,000	2,815,989
Aspen Insurance Holdings Ltd., 5.75%, 07/01/2030	5,750,000	5,999,121
Atlas Warehouse Lending Co. LP
6.05%, 01/15/2028 (a)	4,000,000	4,129,012
4.63%, 11/15/2028 (a)	5,250,000	5,271,525
Banco Santander SA
5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028	3,400,000	3,467,435
4.55%, 11/06/2030	2,200,000	2,202,878
Bank of America Corp.
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	8,500,000	8,611,609
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,250,000	1,247,373
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	6,850,000	6,978,868
4.62% (SOFR + 1.11%), 05/09/2029	4,750,000	4,813,742
Barclays PLC
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029	2,200,000	2,242,260
4.48% to 11/11/2028 then SOFR + 1.08%, 11/11/2029	2,800,000	2,815,826
Block, Inc., 2.75%, 06/01/2026	750,000	745,908
BNP Paribas SA
4.40%, 08/14/2028 (a)	1,000,000	1,002,284
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (a)	5,150,000	5,211,610
Brown & Brown, Inc., 4.70%, 06/23/2028	4,500,000	4,555,452
CaixaBank SA, 4.63% to 07/03/2028 then SOFR + 1.14%, 07/03/2029 (a)	400,000	404,437
Citigroup, Inc., 4.64% to 05/07/2027 then SOFR + 1.14%, 05/07/2028	3,850,000	3,881,665
Cooperatieve Rabobank UA, 4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (a)	2,000,000	2,021,561
Credit Agricole SA, 5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (a)	3,250,000	3,320,191
Danske Bank AS
5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028 (a)	4,400,000	4,469,190
4.42% to 09/12/2030 then 1 yr. CMT Rate + 0.85%, 09/12/2031 (a)	4,800,000	4,776,118
Extra Space Storage LP, 5.70%, 04/01/2028	2,200,000	2,273,650
Federation des Caisses Desjardins du Quebec, 4.57%, 08/26/2030 (a)	3,125,000	3,149,468
Global Payments, Inc., 4.50%, 11/15/2028	3,600,000	3,607,380
Goldman Sachs Group, Inc.
4.94% (SOFR + 1.32%), 04/23/2028	4,200,000	4,248,686
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	2,000,000	1,988,957
4.15% to 10/21/2028 then SOFR + 0.90%, 10/21/2029	3,500,000	3,499,676
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	6,300,000	6,583,115
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030	1,450,000	1,470,191
Host Hotels & Resorts LP, 4.25%, 12/15/2028	1,600,000	1,601,939
HSBC Holdings PLC
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028	4,000,000	4,075,381
5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	3,550,000	3,681,478
JPMorgan Chase & Co.
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027	10,000,000	10,159,934
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028	6,750,000	6,821,776
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	5,495,000	5,605,839
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028	2,000,000	2,008,493
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	3,550,000	3,585,316
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029	2,450,000	2,495,891
Kite Realty Group Trust, 4.75%, 09/15/2030	4,300,000	4,350,578
Lloyds Banking Group PLC
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028	750,000	764,483
4.82% to 06/13/2028 then 1 yr. CMT Rate + 0.83%, 06/13/2029	800,000	813,246
LPL Holdings, Inc.
5.70%, 05/20/2027	5,850,000	5,965,786
4.38%, 05/15/2031 (a)	950,000	925,527
Morgan Stanley
4.99% (SOFR + 1.38%), 04/12/2029	10,000,000	10,199,194
4.13% to 10/18/2028 then SOFR + 0.91%, 10/18/2029	5,500,000	5,498,948
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030	3,125,000	3,256,691
Morgan Stanley Bank NA
5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028	4,250,000	4,337,289
5.02% to 01/12/2028 then SOFR + 0.91%, 01/12/2029	1,500,000	1,527,890
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.40%, 07/01/2027 (a)	2,300,000	2,308,419
5.25%, 02/01/2030 (a)	3,000,000	3,090,284
Prologis Targeted US Logistics Fund LP, 4.25%, 01/15/2031 (a)	1,050,000	1,042,711
Royal Bank of Canada
4.00% to 11/03/2027 then SOFR + 0.70%, 11/03/2028	6,400,000	6,407,017
4.97% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	4,650,000	4,738,756
4.50% to 08/06/2028 then SOFR + 0.89%, 08/06/2029	3,250,000	3,283,025
Santander UK Group Holdings PLC, 4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029	2,000,000	2,002,163
UBS Group AG
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028 (a)	2,000,000	2,016,676
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (a)	2,400,000	2,482,936
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030 (a)	4,300,000	4,493,212
US Bank NA, 4.73% to 05/15/2027 then SOFR + 0.91%, 05/15/2028	4,000,000	4,040,749
VICI Properties LP, 4.75%, 04/01/2028	6,850,000	6,923,754
Wells Fargo & Co.
4.90% to 01/24/2027 then SOFR + 0.78%, 01/24/2028	2,000,000	2,017,262
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	4,250,000	4,338,774
4.97% (SOFR + 1.37%), 04/23/2029	6,100,000	6,214,531
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	3,850,000	3,989,920
Willis North America, Inc., 4.55%, 03/15/2031	5,500,000	5,509,016
		256,198,432

Health Care - 1.7%
180 Medical, Inc., 3.88%, 10/15/2029 (a)	3,075,000	3,001,319
Cigna Group, 4.50%, 09/15/2030	3,300,000	3,323,451
HCA, Inc., 4.30%, 11/15/2030	4,235,000	4,220,203
Icon Investments Six DAC, 5.81%, 05/08/2027	2,800,000	2,858,699
IQVIA, Inc., 5.70%, 05/15/2028	3,850,000	3,985,751
		17,389,423

Industrials - 3.4%
BAE Systems PLC
5.00%, 03/26/2027 (a)	2,800,000	2,834,728
5.13%, 03/26/2029 (a)	2,000,000	2,058,489
Boeing Co., 6.26%, 05/01/2027	1,150,000	1,180,430
Ingersoll Rand, Inc., 5.40%, 08/14/2028	1,700,000	1,757,766
Lennox International, Inc., 5.50%, 09/15/2028	3,950,000	4,080,554
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (a)	4,200,000	4,250,161
Nordson Corp., 4.50%, 12/15/2029	6,375,000	6,419,969
Regal Rexnord Corp.
6.05%, 02/15/2026	6,412,000	6,424,690
6.05%, 04/15/2028	1,153,000	1,193,273
Weir Group PLC, 2.20%, 05/13/2026 (a)	4,015,000	3,979,276
		34,179,336

Materials - 0.3%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	3,200,000	3,247,031

Technology - 5.4%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	9,648,000	9,474,271
Broadcom, Inc.
4.15%, 02/15/2028	2,300,000	2,308,889
5.05%, 07/12/2029	4,800,000	4,943,269
Concentrix Corp., 6.65%, 08/02/2026	3,850,000	3,888,279
Dell International LLC / EMC Corp., 4.15%, 02/15/2029	4,750,000	4,746,247
Hewlett Packard Enterprise Co.
4.05%, 09/15/2027	1,200,000	1,200,779
4.55%, 10/15/2029	3,500,000	3,521,058
Jabil, Inc., 5.45%, 02/01/2029	2,000,000	2,067,180
Microchip Technology, Inc., 4.90%, 03/15/2028	6,000,000	6,084,461
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028	2,350,000	2,359,236
Oracle Corp., 4.45%, 09/26/2030	4,650,000	4,550,307
Roper Technologies, Inc., 4.25%, 09/15/2028	5,300,000	5,319,970
TD SYNNEX Corp., 4.30%, 01/17/2029	3,900,000	3,893,745
		54,357,691

Utilities - 5.3%
Ameren Corp., 5.00%, 01/15/2029	3,850,000	3,937,265
Dominion Energy, Inc., 4.60%, 05/15/2028	2,000,000	2,025,260
DTE Energy Co., 5.10%, 03/01/2029	8,875,000	9,097,359
Enel Finance International NV, 4.13%, 09/30/2028 (a)	4,500,000	4,493,320
Exelon Corp., 5.15%, 03/15/2029	4,650,000	4,782,698
NiSource, Inc., 5.20%, 07/01/2029	2,700,000	2,784,733
OGE Energy Corp., 5.45%, 05/15/2029	1,650,000	1,711,211
Pinnacle West Capital Corp., 4.90%, 05/15/2028	4,200,000	4,279,310
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	10,000,000	10,448,542
Southern Power Co., 4.25%, 10/01/2030	1,850,000	1,845,963
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	961,957	968,690
Vistra Operations Co. LLC, 5.05%, 12/30/2026 (a)	5,950,000	5,995,511
Xcel Energy, Inc., 4.75%, 03/21/2028	1,800,000	1,825,147
		54,195,009
TOTAL CORPORATE BONDS (Cost $508,468,727)		516,321,807

ASSET-BACKED SECURITIES - 14.3%	Par	Value
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22%, 03/19/2029 (a)	1,350,000	1,351,103
Amur Equipment Finance Receivables LLC, Series 2025-1A, Class A2, 4.70%, 09/22/2031 (a)	680,016	687,207
Bank of America Auto Trust, Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (a)	856,106	857,134
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 09/10/2030 (a)	1,800,000	1,837,348
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028 (a)	1,450,000	1,439,031
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032 (a)	245,694	249,433
DailyPay LLC, Series 2025-1A, Class A, 5.63%, 06/26/2028 (a)	900,000	908,109
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 05/17/2027 (a)	500,934	498,565
Flagship Credit Auto Trust
Series 2022-1, Class C, 3.06%, 03/15/2028 (a)	1,856,908	1,841,175
Series 2023-3, Class B, 5.64%, 07/16/2029 (a)	3,950,000	3,957,718
Series 2024-1, Class A3, 5.48%, 10/16/2028 (a)	1,530,000	1,536,293
Ford Credit Auto Owner Trust
Series 2023-1, Class A, 4.85%, 08/15/2035 (a)	2,000,000	2,041,031
Series 2024-1, Class A, 4.87%, 08/15/2036 (a)(c)	3,300,000	3,386,483
Series 2024-A, Class B, 5.26%, 11/15/2029	3,000,000	3,056,724
Series 2024-C, Class A2A, 4.32%, 08/15/2027	1,328,383	1,329,506
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	2,250,000	2,362,658
GreenSky LLC
Series 2025-1A, Class A2, 5.12%, 03/25/2060 (a)	317,483	318,955
Series 2025-2A, Class A2, 4.93%, 06/25/2060 (a)	600,689	603,229
Series 2025-3A, Class A1, 4.34%, 12/27/2060 (a)	3,100,000	3,102,410
Hilton Grand Vacations, Inc.
Series 2020-AA, Class A, 2.74%, 02/25/2039 (a)	61,880	60,712
Series 2022-2A, Class A, 4.30%, 01/25/2037 (a)	470,856	469,312
Series 2023-1A, Class A, 5.72%, 01/25/2038 (a)	1,057,772	1,075,023
Series 2024-1B, Class A, 5.75%, 09/15/2039 (a)	599,127	609,479
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	1,654,838	1,686,026
Series 2024-3A, Class A, 4.98%, 08/27/2040 (a)	1,802,493	1,819,568
Lendbuzz Securitization Trust
Series 2024-2A, Class A2, 5.99%, 05/15/2029 (a)	2,101,474	2,112,838
Series 2025-1A, Class A2, 5.10%, 10/15/2030 (a)	1,196,645	1,197,039
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	102,148	97,342
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (a)	333,653	320,414
Series 2022-1A, Class A, 4.15%, 11/21/2039 (a)	274,026	273,086
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)	2,872,383	2,929,001
Series 2024-2A, Class A, 4.43%, 03/20/2042 (a)	2,799,127	2,804,555
Navient Student Loan Trust
Series 2018-BA, Class A2A, 3.61%, 12/15/2059 (a)	40,020	39,767
Series 2018-DA, Class A2A, 4.00%, 12/15/2059 (a)	318,274	316,384
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (a)	449,533	442,323
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (a)	313,017	308,609
Series 2019-GA, Class A, 2.40%, 10/15/2068 (a)	1,669,862	1,621,306
Series 2020-1A, Class A1B, 5.04% (30 day avg SOFR US + 1.16%), 06/25/2069 (a)	1,166,076	1,181,439
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	1,817,372	1,609,201
Series 2020-A, Class A2A, 2.46%, 11/15/2068 (a)	325,521	315,471
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	3,454,317	3,312,348
Series 2020-DA, Class A, 1.69%, 05/15/2069 (a)	3,931,159	3,747,373
Series 2020-EA, Class A, 1.69%, 05/15/2069 (a)	7,293,424	6,899,286
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	395,666	374,719
Series 2020-GA, Class A, 1.17%, 09/16/2069 (a)	320,595	296,461
Series 2020-HA, Class A, 1.31%, 01/15/2069 (a)	3,846,302	3,633,703
Series 2021-1A, Class A1B, 4.59% (30 day avg SOFR US + 0.71%), 12/26/2069 (a)	838,819	822,988
Series 2021-2A, Class A1B, 4.54% (30 day avg SOFR US + 0.66%), 02/25/2070 (a)	1,730,458	1,733,427
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	526,970	484,051
Series 2021-CA, Class A, 1.06%, 10/15/2069 (a)	5,672,869	5,198,209
Series 2021-FA, Class A, 1.11%, 02/18/2070 (a)	1,373,827	1,221,826
Series 2021-GA, Class A, 1.58%, 04/15/2070 (a)	194,352	176,311
Series 2022-A, Class A, 2.23%, 07/15/2070 (a)	1,601,701	1,467,746
Series 2022-BA, Class A, 4.16%, 10/15/2070 (a)	4,866,197	4,787,731
Series 2023-A, Class A, 5.51%, 10/15/2071 (a)	1,893,331	1,938,614
Series 2024-A, Class A, 5.66%, 10/15/2072 (a)	1,599,773	1,639,116
Series 2025-A, Class A, 5.02%, 07/15/2055 (a)	1,071,269	1,083,393
Series 2025-B, Class A, 4.72%, 09/15/2055 (a)	849,547	847,505
Navistar Financial Dealer Note Master Trust, Series 2025-1, Class A, 4.18%, 09/25/2030 (a)	2,300,000	2,307,408
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (a)	1,160,664	1,099,604
OWN Tactical Equipment I LLC, Series 2025-1M, Class A, 5.48%, 09/26/2033 (a)	651,291	657,516
Pagaya AI Debt Selection Trust
Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	580,187	583,211
Series 2025-1, Class A2, 5.16%, 07/15/2032 (a)	941,980	949,928
Reach Financial LLC, Series 2025-1A, Class A, 4.96%, 08/16/2032 (a)	457,899	459,526
Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.04%, 06/27/2033 (a)	1,337,996	1,342,328
Santander Consumer USA Holdings, Inc.
Series 2024-1, Class A3, 5.25%, 04/17/2028	257,698	257,766
Series 2024-5, Class A3, 4.62%, 11/15/2028	1,936,618	1,939,081
Series 2024-5, Class C, 4.78%, 01/15/2031	725,000	729,373
Series 2025-1, Class A3, 4.74%, 01/16/2029	2,700,000	2,705,087
Series 2025-1, Class B, 4.88%, 03/17/2031	5,000,000	5,036,304
Series 2025-2, Class A2, 4.71%, 06/15/2028	1,509,546	1,511,587
Series 2025-3, Class A2, 4.63%, 10/16/2028	2,462,061	2,467,999
Series 2025-3, Class B, 4.49%, 09/15/2031	1,800,000	1,814,489
Series 2025-4, Class A2, 4.28%, 01/15/2029	1,500,000	1,503,243
Santander Holdings USA, Inc., Series 2024-A, Class B, 5.62%, 06/15/2032 (a)	162,874	164,731
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class B, 5.29%, 09/17/2029 (a)	1,000,000	1,012,581
SMB Private Education Loan Trust
Series 2018-A, Class A2A, 3.50%, 02/15/2036 (a)	100,188	99,313
Series 2018-B, Class A2A, 3.60%, 01/15/2037 (a)	307,478	305,174
Series 2018-C, Class A2A, 3.63%, 11/15/2035 (a)	346,383	342,538
Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	846,733	838,631
Series 2020-B, Class A1A, 1.29%, 07/15/2053 (a)	924,983	871,407
Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	1,500,770	1,353,200
Series 2021-D, Class A1A, 1.34%, 03/17/2053 (a)	1,199,915	1,123,439
Series 2021-E, Class A1A, 1.68%, 02/15/2051 (a)	1,196,173	1,140,438
Series 2022-A, Class APT, 2.85%, 11/16/2054 (a)	2,285,435	2,160,402
Series 2022-B, Class A1A, 3.94%, 02/16/2055 (a)	4,959,030	4,847,947
Series 2022-C, Class A1A, 4.48%, 05/16/2050 (a)	1,282,344	1,279,690
Series 2024-F, Class A1A, 5.06%, 03/16/2054 (a)	210,158	212,914
SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.82%, 06/25/2034 (a)	576,618	579,791
SoFi Professional Loan Program LLC
Series 2020-A, Class A2FX, 2.54%, 05/15/2046 (a)	855,217	829,602
Series 2021-B, Class AFX, 1.14%, 02/15/2047 (a)	1,656,586	1,440,817
Toyota Auto Receivables Owner Trust, Series 2025-B, Class A2A, 4.46%, 03/15/2028	1,094,685	1,097,175
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/2047 (a)	700,000	700,623
Upstart Securitization Trust, Series 2025-3, Class A2, 4.60%, 09/20/2035 (a)	1,850,000	1,851,227
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/2031 (a)	2,750,000	2,817,764
Series 2024-5, Class A, 5.00%, 06/21/2032 (a)	2,350,000	2,427,923
TOTAL ASSET-BACKED SECURITIES (Cost $145,085,474)		145,179,591

U.S. TREASURY SECURITIES - 14.1%	Par	Value
United States Treasury Note/Bond
4.00%, 02/29/2028	6,500,000	6,568,682
1.25%, 03/31/2028	12,000,000	11,422,734
3.75%, 04/15/2028	20,000,000	20,106,640
3.63%, 05/31/2028	13,000,000	13,035,293
4.63%, 09/30/2028	8,000,000	8,227,344
3.50%, 10/15/2028	10,000,000	9,991,016
4.38%, 11/30/2028	4,000,000	4,091,406
4.13%, 03/31/2029	4,500,000	4,575,410
3.88%, 07/31/2030	15,000,000	15,113,086
3.63%, 08/31/2030	21,050,000	20,978,874
3.50%, 11/30/2030	23,075,000	22,846,053
3.63%, 12/31/2030	6,000,000	5,977,734
TOTAL U.S. TREASURY SECURITIES (Cost $142,328,290)		142,934,272

COLLATERALIZED LOAN OBLIGATIONS - 8.2%	Par	Value
Basswood Park CLO Ltd., Series 2021-1A, Class AR, 4.91% (3 mo. Term SOFR + 1.03%), 04/20/2034 (a)	4,500,000	4,499,737
Benefit Street Partners CLO Ltd., Series 2021-25A, Class A1R, 4.90% (3 mo. Term SOFR + 1.00%), 01/15/2035 (a)	3,750,000	3,749,781
Buttermilk Park CLO, Series 2018-1A, Class A1R, 4.98% (3 mo. Term SOFR + 1.08%), 10/15/2031 (a)	2,348,605	2,348,943
CarVal CLO, Series 2018-1A, Class AR, 5.12% (3 mo. Term SOFR + 1.23%), 07/16/2031 (a)	6,784,549	6,794,709
Dryden Senior Loan Fund
Series 2017-53A, Class AR, 4.90% (3 mo. Term SOFR + 1.00%), 01/15/2031 (a)	3,250,337	3,252,211
Series 2018-55A, Class A1, 5.19% (3 mo. Term SOFR + 1.28%), 04/15/2031 (a)	623,704	624,302
Elmwood CLO Ltd., Series 2022-2A, Class A1R, 5.01% (3 mo. Term SOFR + 1.15%), 04/22/2035 (a)	2,000,000	2,001,494
Flatiron CLO Ltd., Series 2024-1A, Class A1R, 4.98% (3 mo. Term SOFR + 1.08%), 07/15/2036 (a)	2,000,000	1,999,522
Magnetite CLO Ltd.
Series 2019-22A, Class ARR, 5.15% (3 mo. Term SOFR + 1.25%), 07/15/2036 (a)	2,100,000	2,105,987
Series 2019-24A, Class BR, 5.65% (3 mo. Term SOFR + 1.75%), 04/15/2035 (a)	250,000	250,680
Series 2020-25A, Class A, 5.32% (3 mo. Term SOFR + 1.46%), 01/25/2032 (a)	2,302,597	2,305,730
Series 2020-25A, Class B, 5.67% (3 mo. Term SOFR + 1.81%), 01/25/2032 (a)	1,300,000	1,301,236
Series 2021-31A, Class A1R, 0.00% (3 mo. Term SOFR + 1.00%), 07/15/2034 (a)	4,000,000	4,001,000
Neuberger Berman CLO Ltd.
Series 2021-41A, Class AR, 4.95% (3 mo. Term SOFR + 1.05%), 04/15/2034 (a)	3,000,000	3,000,300
Series 2021-42A, Class AR, 4.84% (3 mo. Term SOFR + 0.95%), 07/16/2036 (a)	2,000,000	1,998,740
Series 2021-43A, Class BR, 5.33% (3 mo. Term SOFR + 1.45%), 07/17/2036 (a)	5,250,000	5,260,244
Palmer Square CLO Ltd., Series 2015-1A, Class A1A5, 4.92% (3 mo. Term SOFR + 1.05%), 05/21/2034 (a)	5,000,000	5,002,416
Palmer Square Loan Funding Ltd.
Series 2024-1A, Class A1, 4.95% (3 mo. Term SOFR + 1.05%), 10/15/2032 (a)	3,420,530	3,421,452
Series 2024-2A, Class A1N, 4.90% (3 mo. Term SOFR + 1.00%), 01/15/2033 (a)	5,619,370	5,621,970
Series 2024-3A, Class A2, 5.51% (3 mo. Term SOFR + 1.65%), 08/08/2032 (a)	1,500,000	1,504,433
Series 2025-2A, Class A1, 5.23% (3 mo. Term SOFR + 0.94%), 07/15/2033 (a)	5,000,000	5,001,825
Series 2025-3A, Class A1, 4.66% (3 mo. Term SOFR + 0.95%), 01/15/2034 (a)	4,850,000	4,851,543
Series 2025-3A, Class A2, 5.11% (3 mo. Term SOFR + 1.40%), 01/15/2034 (a)	4,650,000	4,656,052
Southwick Park CLO, Series 2019-4A, Class A1RR, 4.88% (3 mo. Term SOFR + 1.00%), 07/20/2032 (a)	5,180,244	5,181,029
TIAA CLO Ltd.
Series 2018-1A, Class A1AR, 5.02% (3 mo. Term SOFR + 1.14%), 01/20/2032 (a)	588,478	588,856
Series 2018-1A, Class A2R, 5.63% (3 mo. Term SOFR + 1.75%), 01/20/2032 (a)	2,000,000	2,001,024
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $83,274,739)		83,325,216

BANK LOANS - 6.5%	Par	Value
Consumer Discretionary - 0.5%
Allied Universal Holdco LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 3.25%), 08/20/2032	3,491,250	3,513,611
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 08/02/2028	5,295	5,316
SkyMiles IP Ltd., Senior Secured First Lien, 5.38% (3 mo. SOFR US + 1.50%), 10/20/2028	1,750,000	1,767,719
		5,286,646

Consumer Staples - 0.2%
Primo Brands Corp., Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 03/31/2028	2,089,447	2,097,815

Energy - 0.2%
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.25%), 10/05/2028	1,989,951	2,006,806

Financials - 1.2%(b)
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.48% (1 mo. SOFR US + 1.75%), 06/24/2030	3,105,174	3,127,127
HUB International Ltd., Senior Secured First Lien, 6.12% (3 mo. SOFR US + 2.25%), 06/20/2030	5,008,448	5,040,076
IMA Financial Group, Inc., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 11/01/2028	4,129,198	4,144,373
		12,311,576

Health Care - 0.5%
Medline Borrower LP, Senior Secured First Lien
5.47% (1 mo. SOFR US + 1.75%), 10/23/2028	881,938	885,549
5.47% (1 mo. SOFR US + 1.75%), 10/23/2030	4,463,725	4,485,352
		5,370,901

Industrials - 1.7%
APi Group DE, Inc., Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 01/03/2029	1,900,000	1,909,301
Chart Industries, Inc., Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.50%), 03/18/2030	3,267,596	3,287,218
Indicor LLC, Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 11/23/2029	3,900,897	3,928,924
SPX FLOW, Inc., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 04/05/2029	800,424	803,618
TransDigm, Inc., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 02/28/2031	6,783,889	6,817,028
		16,746,089

Materials - 0.5%
Proampac PG Borrower LLC, Senior Secured First Lien
7.88% (3 mo. SOFR US + 4.00%), 09/15/2028	2,008,640	2,015,319
7.90% (3 mo. SOFR US + 4.00%), 09/15/2028	2,569,510	2,578,053
		4,593,372

Technology - 1.7%
CommScope LLC, Senior Secured First Lien, 8.67% (1 mo. SOFR US + 4.75%), 12/17/2029	4,000,000	4,012,720
CoreLogic, Inc., Senior Secured First Lien, 7.45% (1 mo. SOFR US + 3.50%), 06/02/2028	3,351,250	3,358,857
Ellucian Holdings, Inc., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 10/09/2029	949,472	956,000
Polaris Newco LLC, Senior Secured First Lien, 7.97% (3 mo. SOFR US + 3.75%), 06/05/2028	1,944,162	1,879,286
Tempo Acquisition LLC, Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 08/31/2028	3,653,373	3,521,523
UKG, Inc., Senior Secured First Lien, 6.34% (3 mo. SOFR US + 2.50%), 02/10/2031	3,890,397	3,898,975
		17,627,361
TOTAL BANK LOANS (Cost $65,816,307)		66,040,566

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.0%	Par	Value
A&D Mortgage LLC, Series 2025-NQM4, Class A1, 5.23%, 10/25/2070 (a)(c)	5,007,960	5,024,481
Angel Oak Mortgage Trust LLC, Series 2025-7, Class A1, 5.51%, 06/25/2070 (a)(c)	4,803,391	4,854,026
BRAVO Residential Funding Trust
Series 2025-NQM5, Class A1, 5.50%, 02/25/2065 (a)(d)	1,334,035	1,345,875
Series 2025-NQM6, Class A1, 5.33%, 06/25/2065 (a)(c)	3,432,824	3,456,603
Series 2025-NQM7, Class A1A, 5.46%, 07/25/2065 (a)(c)	1,393,059	1,406,797
Series 2025-NQM8, Class A1, 5.08%, 06/25/2065 (a)(c)	1,746,684	1,753,302
Series 2025-NQM9, Class A1, 5.04%, 09/25/2065 (a)(c)	7,387,591	7,412,358
GCAT, Series 2025-NQM1, Class A1, 5.37%, 11/25/2069 (a)(c)	2,525,632	2,543,837
JP Morgan Mortgage Trust
Series 2025-5MPR, Class A1B, 5.59%, 11/25/2055 (a)(c)	355,443	355,842
Series 2025-NQM2, Class A1, 5.57%, 09/25/2065 (a)(d)	1,874,504	1,892,634
Series 2025-NQM5, Class A1A, 4.88%, 05/25/2065 (a)(c)	5,250,002	5,258,721
LHOME Mortgage Trust, Series 2025-RTL1, Class A1, 5.65%, 01/25/2040 (a)(c)	1,000,000	1,007,210
Onslow Bay Mortgage Loan Trust
Series 2023-NQM3, Class A1, 5.95%, 02/25/2063 (a)(c)	1,344,237	1,344,973
Series 2025-NQM1, Class A1, 5.55%, 12/25/2064 (a)(d)	1,176,831	1,187,335
Series 2025-NQM10, Class A1, 5.45%, 05/25/2065 (a)(c)	2,841,561	2,866,776
Series 2025-NQM11, Class A1, 5.42%, 05/25/2065 (a)(c)	1,163,017	1,173,317
Series 2025-NQM14, Class A1, 5.16%, 07/25/2065 (a)(c)	1,272,460	1,279,124
Series 2025-NQM15, Class A1, 5.14%, 07/27/2065 (a)(c)	1,786,452	1,795,563
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065 (a)(d)	3,302,660	3,307,248
Series 2025-NQM18, Class A1, 5.06%, 09/25/2065 (a)(d)	1,780,408	1,787,369
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,822,142)		51,053,391

TOTAL INVESTMENTS - 98.9% (Cost $995,795,679)		1,004,854,843
Money Market Deposit Account - 1.2% (e)		11,694,041
Liabilities in Excess of Other Assets - (0.1)%		(969,840)
TOTAL NET ASSETS - 100.0%		$1,015,579,044

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $375,710,873 or 37.0% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$516,321,807	$–	$516,321,807
Asset-Backed Securities	–	145,179,591	–	145,179,591
U.S. Treasury Securities	–	142,934,272	–	142,934,272
Collateralized Loan Obligations	–	83,325,216	–	83,325,216
Bank Loans	–	66,040,566	–	66,040,566
Collateralized Mortgage Obligations	–	51,053,391	–	51,053,391
Total Investments	$–	$1,004,854,843	$–	$1,004,854,843

Refer to the Schedule of Investments for further disaggregation of investment categories.